DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED INCOME
Contractual Liabilities (costumers contracts)	R$ 865,407	R$ 619,881	R$ 529,179
Sale of goods and fixed assets	78,027	91,058
Government grants	28,162	39,341
Other	11,827	8,230
Total	983,423	758,510
Current	845,645	604,646
Non-current	R$ 137,778	R$ 153,864